Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue
Other revenue	$ 5,487	$ 5,733	$ 4,276	$ 2,551	$ 5,134	$ 4,137	$ 3,139	$ 1,146	$ 18,047	$ 13,556	$ 36,345
Total revenue	88,587	115,023	67,479	32,833	79,221	56,806	21,052	6,361	303,922	163,440	511,529
Other income	208	2,562	383	337	1,417	479	416	1,360	3,490	3,672	1,063
Service cost
Procurement cost of hotels and packages services	15,864	28,990	7,939	1,967	12,345	6,167	397	237	54,760	19,146	141,404
Other cost of providing services	1,256	1,450	843	441	1,580	1,172	313	97	3,990	3,162	12,916
Personnel expenses	30,289	30,388	29,790	26,457	28,746	26,579	25,356	24,980	116,924	105,661	129,836
Marketing and sales promotion expenses	12,062	22,231	11,593	5,147	11,768	7,795	2,294	884	51,033	22,741	166,603
Other operating expenses	19,013	32,972	18,318	11,272	18,120	15,020	10,308	7,627	81,575	51,075	185,401
Depreciation, amortization and impairment	6,958	7,766	7,371	7,401	7,762	7,895	8,870	8,483	29,496	33,010	33,682
Impairment of goodwill											272,160
Result from operating activities	3,353	(6,212)	(7,992)	(19,515)	317	(7,343)	(26,070)	(34,587)	(30,366)	(67,683)	(429,410)
Loss before tax	(3,500)	(9,588)	(8,590)	(24,996)	(967)	(3,569)	(21,309)	(34,704)	(46,674)	(60,549)	(447,546)
Profit (loss) for the period	(4,056)	(9,035)	(8,023)	(24,453)	3,201	(3,496)	(21,177)	(34,570)	(45,567)	(56,042)	(447,517)
Air Ticketing [Member]
Revenue
Revenue	25,328	27,369	21,304	14,711	24,216	18,168	10,873	3,756	88,712	57,013	174,361
Hotels and Packages [Member]
Revenue
Revenue	45,132	67,248	33,513	11,374	38,062	24,405	4,388	1,121	157,267	67,976	235,814
Bus Ticketing [Member]
Revenue
Revenue	$ 12,640	$ 14,673	$ 8,386	$ 4,197	$ 11,809	$ 10,096	$ 2,652	$ 338	$ 39,896	$ 24,895	$ 65,009